LOSS BEFORE TAX (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loss profit before tax [Abstract]
Depreciation on capitalised Intangible projects	$ 204	$ 0	$ 0
Deprecation for discontinued operations	0	1	5
Amortisation for discontinued operations	$ 0	$ 1	$ 34